Related Party Transactions and Balances (Other Payables Due to Related Parties) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Other payables due to related parties	$ 375,000	$ 3,779,497
Shanghai Shulong Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Other payables due to related parties	0	3,404,497
Other related party [Member]
Related Party Transaction [Line Items]
Other payables due to related parties	$ 375,000	$ 375,000